Assets and Disposal Groups Held for Sale - Schedule of Assets Held for Sale and Disposal Groups (Details) - Disposal groups held for sale ¥ in Millions	Mar. 31, 2023 JPY (¥)
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	¥ 9,847
Goodwill	3,347
Intangible assets	402
Inventories	1,200
Deferred tax assets	45
Other assets	395
Total assets	15,235
Other liabilities	144
Total liabilities	¥ 144